Net Sectorial Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Net Sectorial Financial Assets And Liabilities
Net Sectorial Financial Assets and Liabilities
8. Net Sectorial Financial Assets and Liabilities
The Sectorial Financial Assets and Liabilities comprise the differences calculated between the balances considered in the tariff coverage to cover energy costs, charges and other financial components, and the actual costs incurred, resulting in a balance to be received by the distributor or to be refunded to consumers. The current balance consists of amounts approved by Aneel in the last tariff adjustment and amounts that will be ratified in the next tariff events.

	Balance as of January 1, 2025	Operating revenues		Financial results	Tariff flags	Statement of Financial Position	Balance as of December 31, 2025
		Constitution	Amortization	Updating		Constitution
Portion A
Electricity purchased for resale – Itaipu	78,793	109,999	(21,659)	13,307	—	—	180,440
Electricity purchased for resale – CVA Energy	(62,125)	721,685	154,935	15,948	(451,583)	—	378,860
Transport of energy using the transmission system – basic grid	402,396	98,764	(340,198)	30,053	—	—	191,015
Transport of energy purchased from Itaipu	29,570	5,255	(25,871)	85	—	—	9,039
System Service Charges - ESS	112,687	(9,646)	(65,358)	5,273	(45,184)	—	(2,228)
Energy Development Account - CDE	(64,790)	350,530	(19,127)	6,960	—	—	273,573
Proinfa	(7,721)	42,104	(16,191)	3,934	—	—	22,126
Other financial components
Refunds of Pis and Cofins (Note 12.3)	(568,455)	—	1,017,539	—	—	(864,545)	(415,461)
Neutrality	(276,986)	(153,256)	285,023	(7,254)	—	—	(152,473)
Hydrological risk	(481,262)	(392,087)	459,507	(24,873)	—	—	(438,715)
Tariff refunds	(172,956)	(94,351)	129,927	(4,518)	—	—	(141,898)
Overcontracting	234,070	265,156	(171,122)	16,034	(194,846)	—	149,292
CDE Water Shortage	—	(58,086)	31,728	(2,995)	—	—	(29,353)
CDE Eletrobras	(38,891)	37,956	4,484	(1,940)	—	(13,164)	(11,555)
Anticipation of distributed generation bank	—	189,204	—	—	—	—	189,204
Tariff mitigation mechanism	(242,372)	(217,211)	262,497	(45,758)	—	—	(242,844)
Other	(19,768)	(34,134)	39,489	(26,718)	—	(955)	(42,086)
	(1,077,810)	861,882	1,725,603	(22,462)	(691,613)	(878,664)	(83,064)
Current assets	—						400,463
Noncurrent assets	—						400,463
Current liabilities	(935,322)						(883,990)
Noncurrent liabilities	(142,488)						—

	Balance as of January 1, 2024	Operating revenues		Financial results	Tariff flags	Statement of Financial Position	Balance as of December 31, 2024
		Constitution	Amortization	Updating		Constitution
Portion A
Electricity purchased for resale - Itaipu	106,561	73,899	(108,421)	6,754	—	—	78,793
Electricity purchased for resale - CVA Energ	(557,165)	153,184	466,293	(43,429)	(81,008)	—	(62,125)
Transport of energy using the transmission system - basic grid	601,157	258,551	(515,559)	58,247	—	—	402,396
Transport of energy purchased from Itaipu	54,593	15,689	(46,482)	5,770	—	—	29,570
ESS	142,484	128,496	(103,966)	11,938	(66,265)	—	112,687
CDE	1,280	(50,074)	(18,442)	2,446	—	—	(64,790)
Proinfa	(14,495)	(15,485)	23,969	(1,710)	—	—	(7,721)
Other financial components
Refunds of Pis and Cofins (Note 12.3)	(702,895)	—	1,317,355	—	—	(1,182,915)	(568,455)
Neutrality	(19,622)	(395,710)	154,354	(16,008)	—	—	(276,986)
Hydrological risk	(475,400)	(430,730)	445,336	(20,468)	—	—	(481,262)
Tariff refunds	(181,607)	(97,904)	113,258	(6,703)	—	—	(172,956)
Overcontracting	634,193	150,068	(390,911)	25,573	(184,853)	—	234,070
Itaipu Bonus	(3,243)	—	(55,741)	—	—	58,984	—
CDE Eletrobras	(41,882)	66,074	22,929	(4,733)	—	(81,279)	(38,891)
Tariff attenuation mechanism	—	(234,789)	—	(7,583)	—	—	(242,372)
Other	(17,004)	(14,608)	13,091	(1,247)	—	—	(19,768)
	(473,045)	(393,339)	1,317,063	8,847	(332,126)	(1,205,210)	(1,077,810)
Current assets	15,473						—
Noncurrent assets	15,473						—
Current liabilities	(476,103)						(935,322)
Noncurrent liabilities	(27,888)						(142,488)